Fair Value Measurements - Schedule of Range of Key Assumptions (Details)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Discount rate [Member] | Embedded Derivative Liabilities — Convertible Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes		0.22	0.22
Discount rate [Member] | Embedded Derivative Liabilities — Bridge Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes	1.491
Probability of qualifying financing event [Member] | Embedded Derivative Liabilities — Convertible Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes			0.50
Probability of qualifying financing event [Member] | Embedded Derivative Liabilities — Bridge Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes	0.85
Probability of qualifying financing event [Member] | Minimum [Member] | Embedded Derivative Liabilities — Convertible Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes		70
Probability of qualifying financing event [Member] | Maximum [Member] | Embedded Derivative Liabilities — Convertible Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes		100
Expected term of events [Member] | Embedded Derivative Liabilities — Bridge Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes
Expected term of events [Member] | Minimum [Member] | Embedded Derivative Liabilities — Convertible Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes		0.8	0.83
Expected term of events [Member] | Minimum [Member] | Embedded Derivative Liabilities — Bridge Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes	0.18
Expected term of events [Member] | Maximum [Member] | Embedded Derivative Liabilities — Convertible Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes		2.71	3
Expected term of events [Member] | Maximum [Member] | Embedded Derivative Liabilities — Bridge Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes	0.51
Qualified financing price [Member] | Embedded Derivative Liabilities — Convertible Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes			4.2
Qualified financing price [Member] | Minimum [Member] | Embedded Derivative Liabilities — Convertible Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes		4.51
Qualified financing price [Member] | Maximum [Member] | Embedded Derivative Liabilities — Convertible Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes		6.23
Probability of default [Member] | Embedded Derivative Liabilities — Bridge Notes [Member]
Schedule of Range of Key Assumptions [Line Items]
Fair value measurements of convertible notes	0.15